JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

June 3, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan U.S. Research Equity Plus Fund
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933. as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund’s Class R6 Shares does not materially differ from the version contained in the Post-Effective Amendment No. 155 (Amendment No. 156 under the1940 Act) filed electronically on May 31, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary